As filed with the Securities and Exchange Commission on December 31, 2008

Securities Act File No. 002-97596
Investment Company Act File No. 811-04297

United States Securities and Exchange Commission
Washington, D.C. 20549
________________________

FORM N-1A
________________________
Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 70	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 71	☒

________________________

VAN ECK FUNDS
(Exact Name of Registrant as Specified in its Charter)
________________________

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 293-2000
Joseph J. McBrien, Esq.
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)
________________________

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109
________________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
________________________

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

________  Immediately upon filing pursuant to paragraph (b)
       X        On January 16, 2009 pursuant to paragraph (b)
________  60 days after filing pursuant to paragraph (a)(1)
________  On [date] pursuant to paragraph (a)(1)
________  75 days after filing pursuant to paragraph (a)(2)
________  On [date] pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

     The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 69 to its Registration Statement until January 16, 2009. Parts A, B and C of Registrant’s Post-Effective Amendment No. 69 under the Securities Act of 1933 and No. 70 under the Investment Company Act of 1940, filed on October 17, 2008, are incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of December 2008.

VAN ECK FUNDS

By: /s/ Keith J. Carlson*
Keith J. Carlson
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Keith J. Carlson	Chief Executive Officer & President	December 31, 2008
Keith J. Carlson*

/s/ Bruce J. Smith	Senior Vice President & Chief Financial Officer	December 31, 2008
Bruce J. Smith*

/s/ Jane DiRenzo Pigott	Trustee	December 31, 2008
Jane DiRenzo Pigott*

/s/ Jon Lukomnik	Trustee	December 31, 2008
Jon Lukomnik*

/s/ Wayne H. Shaner	Trustee	December 31, 2008
Wayne H. Shaner *

/s/ R. Alastair Short	Trustee	December 31, 2008
R. Alastair Short*

/s/ Richard D. Stamberger	Trustee	December 31, 2008
Richard D. Stamberger*

/s/ Robert L. Stelzl	Trustee	December 31, 2008
Robert L. Stelzl *

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact